Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest income
Loans	$ 13,159	$ 12,871	$ 38,194	$ 38,940
Reverse repurchase agreements	1,958	2,466	6,061	7,440
Securities
Interest	4,245	4,538	12,590	13,638
Dividends	757	646	2,284	2,017
Deposits with banks	839	1,223	2,506	4,163
Total interest income	20,958	21,744	61,635	66,198
Interest expense
Deposits	8,485	9,577	25,190	30,723
Securitization liabilities	272	225	747	658
Subordinated notes and debentures	113	121	342	401
Repurchase agreements and short sales	2,573	2,864	7,772	8,600
Other	219	431	638	1,299
Total interest expense	11,662	13,218	34,689	41,681
Net interest income	9,296	8,526	26,946	24,517
Non-interest income
Investment and securities services	2,638	2,096	7,456	6,116
Credit fees	412	423	1,238	1,261
Trading income (loss)	1,056	987	3,476	3,284
Service charges	691	697	2,075	2,063
Card services	635	724	1,968	2,201
Insurance revenue	2,011	1,979	5,957	5,725
Other income (loss)	146	(135)	151	7,116
Total non-interest income	7,589	6,771	22,321	27,766
Total revenue	16,885	15,297	49,267	52,283
Provision for (recovery of) credit losses	917	971	2,957	3,524
Insurance service expenses	1,646	1,563	4,666	4,487
Non-interest expenses
Salaries and employee benefits	4,942	4,496	14,694	13,631
Occupancy, including depreciation	502	455	1,548	1,466
Technology and equipment, including depreciation	796	738	2,246	2,126
Amortization of other intangibles	234	201	657	582
Communication and marketing	423	391	1,222	1,159
Restructuring charges (recovery)	(10)	333	184	496
Brokerage-related and sub-advisory fees	150	133	414	395
Professional, advisory and outside services	955	1,109	3,011	2,959
Other	483	666	1,624	1,917
Total non-interest expenses	8,475	8,522	25,600	24,731
Income before income taxes and share of net income from investment in Schwab	5,847	4,241	16,044	19,541
Provision for (recovery of) income taxes	1,232	905	3,135	2,588
Share of net income from investment in Schwab	0	0	0	305
Net income	4,615	3,336	12,909	17,258
Preferred dividends and distributions on other equity instruments	94	88	397	374
Net income available to common shareholders	$ 4,521	$ 3,248	$ 12,512	$ 16,884
Earnings per share (Canadian dollars)
Basic	$ 2.75	$ 1.89	$ 7.53	$ 9.73
Diluted	2.74	1.89	7.50	9.72
Dividends per common share (Canadian dollars)	$ 1.12	$ 1.05	$ 3.28	$ 3.15